DIVIDENDS PAID AND PROPOSED - Declared (Details) - $ / shares	1 Months Ended		12 Months Ended
	Mar. 31, 2020	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Dividends Paid And Proposed
Dividends paid (in dollars per share)	$ 0.15	$ 0.13	$ 0	$ 0